ACCOUNTS RECEIVABLE AND OTHER (Details) In Millions, unless otherwise specified			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Special Purpose Entity CAD	Jun. 30, 2013 Special Purpose Entity Maximum USD ($)
Accounts receivable and other
Percentage of ownership in SPE to avail receivable owned by SPE	100.00%
Accumulated purchases, net of collections			$ 350
Trade and accrued receivables		217